Commitments - Additional Information (Detail) - USD ($) $ in Thousands	Nov. 30, 2022	Nov. 30, 2021
Oncology Platform
Disclosure of Commitments [Line Items]
Long term purchase commitments	$ 1,310	$ 1,253
Trogarzo®
Disclosure of Commitments [Line Items]
Long term purchase commitments	1,644	6,598
Multidose pass injector developed
Disclosure of Commitments [Line Items]
Line of credit facility outstanding	$ 868	$ 724